UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/10

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      August 11, 2010
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other
	reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported
	in this report and a portion are reported by other
	reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  28

Form 13F Information Table Value Total:	 $82,643
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


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                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ATP OIL & GAS CORP	        COM	  00208J108	 475 	  2,000    SH	PUT	Sole		  2,000    0	0
ANADARKO PETE CORP	        COM	  032511107	 370 	    500    SH	PUT	Sole		    500    0	0
ANADARKO PETE CORP	        COM	  032511107	 868 	  1,000    SH	PUT	Sole		  1,000    0	0
ANADARKO PETE CORP	        COM	  032511107	 337 	  1,500    SH	CALL	Sole		  1,500    0	0
BPZ RESOURCES INC 	        COM	  055639108    1,114 	268,436    SH		Sole		268,436    0	0
BRIGHAM EXPLORATION CO	        COM	  109178103    2,307 	150,000    SH		Sole		150,000    0	0
CAMERON INTERNATIONAL CORP	COM	  13342B105    2,439 	 75,000    SH		Sole		 75,000    0	0
CHESAPEAKE ENERGY CORP	        COM	  165167107    8,110 	387,127    SH		Sole		387,127    0	0
EVERGREEN ENERGY INC	 NOTE 8.000% 8/0  30024BAA2      423  2,820,000    SH		Sole	      2,820,000    0	0
GULF ISLAND FABRICATION INC 	COM	  402307102    2,597 	167,307    SH		Sole		167,307    0	0
MCDERMOTT INTL CMN	        COM	  580037109   12,686    585,683    SH		Sole		585,683    0	0
NOBLE CORPORATION (CH)	        NAMEN-AKT H5833N103    6,185 	200,102    SH		Sole		200,102    0	0
PLAINS EXPL& PRODTN CO	        COM	  726505100    2,519 	122,200    SH		Sole		122,200    0	0
RANGE RES CORP	                COM	  75281A109    5,955 	148,330    SH		Sole		148,330    0	0
RANGE RES CORP	                COM	  75281A109   	   4 	    750    SH	CALL	Sole		    750    0	0
ROSETTA RESOURCES INC	        COM	  777779307	 594 	 30,000    SH		Sole		 30,000    0	0
SPDR S&P 500 ETF TRUST  UNIT SER 1 S&P	  78462F103    1,057 	    900    SH	PUT	Sole		    900    0	0
SPDR S&P 500 ETF TRUST  UNIT SER 1 S&P	  78462F103    1,097 	    900    SH	PUT	Sole		    900    0	0
SANDRIDGE ENERGY INC 	        COM	  80007P307    1,495 	256,415    SH		Sole		256,415    0	0
SOUTHWESTERN ENERGY CO	        COM	  845467109    3,638 	 94,160    SH		Sole		 94,160    0	0
SUPERIOR ENERGY SERVICES INC	COM	  868157108	 909 	 48,679    SH		Sole		 48,679    0	0
SWIFT ENERGY COMPANY 	        COM	  870738101    5,851 	217,429    SH		Sole		217,429    0	0
ULTRA PETROLEUM CORP	        COM	  903914109   10,181 	230,084    SH		Sole		230,084    0	0
WALTER ENERGY INC 	        COM	  93317Q105    1,174 	 19,300    SH		Sole		 19,300    0	0
VANTAGE DRILLING COMPANY        ORD SHS	  G93205113    3,721  2,756,334    SH		Sole	      2,756,334    0	0
WEATHERFORD INT'L LTD	        REG	  H27013103    5,240 	398,802    SH		Sole		398,802    0	0
WEATHERFORD INT'L LTD	        REG	  H27013103 	   5 	    500    SH	CALL	Sole		    500    0	0
TRANSOCEAN LTD. 	        REG SHS	  H8817H100    1,292 	 27,895    SH		Sole		 27,895    0	0
